Income taxes (Disclosure of temporary differences, unused tax credits and unused tax losses) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 11,637,000	$ 11,025,000
Temporary differences, expiry period	2029 to 2042	2029 to 2041
USA [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 418,000	$ 306,000
Temporary differences, expiry period	2031 to 2042	2031 to 2041
Share issue costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 60,000	$ 88,000
Temporary differences, expiry period	2038 to 2046	2038 to 2042
Allowable Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 174,000
Temporary differences, expiry period	No expiry	No expiry
Marketable securities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 0	$ 615,000
Temporary differences, expiry period	No expiry	No expiry
Non-capital losses available for future periods [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 12,048,000	$ 11,321,000
Temporary differences, expiry period	2029 to 2042	2029 to 2039